INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 115.7%
	ADVERTISING & MARKETING - 0.2%
622,547	AcuityAds Holdings, Inc.(a)	$ 1,536,289
4,406	Tenerity, Inc.(a),(b)	–
		1,536,289
	APPAREL & TEXTILE PRODUCTS - 5.1%
40,101	Capri Holdings Ltd.(a)	1,952,117
34,775	Deckers Outdoor Corporation(a)(c)	10,891,878
1,020,120	Hanesbrands, Inc.(c)	11,404,942
741,886	Levi Strauss & Company(c)(d)	14,036,483
152,144	PVH Corporation	9,420,756
56,032	Tapestry, Inc.	1,884,356
		49,590,532
	ASSET MANAGEMENT - 0.7%
10,740	Diamond Hill Investment Group, Inc.	2,053,166
6,810	GoldMoney, Inc.(a)	8,350
249,138	Silvercrest Asset Management Group, Inc.	4,434,656
		6,496,172
	AUTOMOTIVE - 1.9%
105,007	Continental A.G.	7,424,499
156,316	Miller Industries, Inc.	3,756,273
130,004	Vitesco Technologies Group A.G.(a)(d)	7,031,371
		18,212,143
	BANKING - 1.9%
171,294	First BanCorporation	2,584,826
201,482	Popular, Inc.(d)	15,649,108
		18,233,934
	BEVERAGES - 0.3%
248,127	Vita Coco Company, Inc.(a)(c)	2,989,930

	BIOTECH & PHARMA - 3.0%
112,756	Anika Therapeutics, Inc.(a)	2,633,980
338,405	Bayer A.G.	19,702,845
302,295	Lexaria Bioscience Corporation(a),(c)(d)	816,197
117,382	Perrigo Company PLC	4,914,784
		28,067,806

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 115.7% (Continued)
	CABLE & SATELLITE - 3.8%
49,626	Cogeco, Inc.	$ 2,644,612
704,156	Comcast Corporation, Class A(d)	26,419,933
1,122,127	Liberty Latin America Ltd., Class C(a)(c)(d)	8,236,412
		37,300,957
	CHEMICALS - 5.4%
469,849	Axalta Coating Systems Ltd.(a)(d)	11,849,592
227,374	Cabot Corporation(d)	16,884,793
142,184	Imerys S.A.	4,789,814
29,473	Ingevity Corporation(a)	1,977,638
175,450	Koppers Holdings, Inc.(d)	4,130,093
577,296	Orion Engineered Carbons S.A.	9,981,448
216,070	Tronox Holdings PLC, Class A(d)	3,372,853
		52,986,231
	COMMERCIAL SUPPORT SERVICES - 2.4%
138,508	ABM Industries, Inc.	6,210,699
359,517	Heidrick & Struggles International, Inc.(d)	11,195,359
88,807	Securitas A.B., B	895,607
271,897	TrueBlue, Inc.(a)(d)	5,883,851
		24,185,516
	CONSTRUCTION MATERIALS - 1.4%
90,015	HeidelbergCement A.G.	4,551,320
102,864	Owens Corning(d)	9,539,608
		14,090,928
	CONSUMER SERVICES - 1.3%
120,688	Adtalem Global Education, Inc.(a)(d)	4,839,589
21,568	Medifast, Inc.	3,627,522
110,341	Stride, Inc.(a)(c)(d)	4,930,035
		13,397,146
	CONTAINERS & PACKAGING - 0.5%
88,775	Gerresheimer A.G.	5,309,271

	DIVERSIFIED INDUSTRIALS - 0.5%
31,382	3M Company(c)	4,495,158

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 115.7% (Continued)
	E-COMMERCE DISCRETIONARY - 5.8%
383,583	eBay, Inc.(d)	$ 18,653,641
2,175,342	Poshmark, Inc.(a)(c)(d)	23,471,941
3,123,186	Rover Group, Inc.(a)(c)(d)	13,648,323
		55,773,905
	ELECTRICAL EQUIPMENT - 3.4%
150,316	Belden, Inc.(d)	9,728,452
496,424	Mirion Technologies, Inc.(a)(c)	3,375,683
350,018	nLight, Inc.(a)	4,291,221
23,868	Preformed Line Products Company(d)	1,427,306
85,328	Sensata Technologies Holding PLC	3,794,536
387,217	Vontier Corporation(c)	9,990,199
		32,607,397
	ENGINEERING & CONSTRUCTION - 1.1%
175,652	Frontdoor, Inc.(a)(d)	4,702,204
964,742	Mistras Group, Inc.(a)(d)	5,952,458
		10,654,662
	ENTERTAINMENT CONTENT - 3.0%
1,977,434	Warner Bros Discovery, Inc.(a)(c)(d)	29,661,510

	FOOD - 1.5%
21,089	Ingredion, Inc.(d)	1,918,677
14,627	Nathan's Famous, Inc.	804,339
487,616	Nomad Foods Ltd.(a)	8,991,638
51,218	Seneca Foods Corporation, Class A(a)(d)	2,915,329
		14,629,983
	GAS & WATER UTILITIES - 0.3%
209,427	Suburban Propane Partners, L.P.	3,497,431

	HEALTH CARE FACILITIES & SERVICES - 5.6%
318,812	Cardinal Health, Inc.(d)	18,988,443
313,449	Universal Health Services, Inc., Class B(c)(d)	35,253,608
		54,242,051
	HOME & OFFICE PRODUCTS - 1.9%
251,008	Hamilton Beach Brands Holding Company, Class A(d)	2,971,935

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 115.7% (Continued)
	HOME & OFFICE PRODUCTS - 1.9% (Continued)
27,434	Scotts Miracle-Gro Company (The)(c)	$ 2,440,254
233,479	Societe BIC S.A.	13,164,495
		18,576,684
	HOME CONSTRUCTION - 0.6%
374,140	Caesarstone Ltd.(d)	3,359,777
41,170	Century Communities, Inc. (c)	2,106,669
		5,466,446
	INDUSTRIAL INTERMEDIATE PROD - 0.4%
68,474	Gibraltar Industries, Inc.(a)	3,203,898
30,371	Strattec Security Corporation(a)	902,019
		4,105,917
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
133,311	Lazard Ltd., Class A	5,021,825

	INSURANCE - 1.2%
106,569	Reinsurance Group of America, Inc.(d)	12,338,559

	INTERNET MEDIA & SERVICES - 6.9%
18,606	Airbnb, Inc., CLASS A(a)(c)	2,064,894
31,104	Alphabet, Inc., Class A(a)	3,618,017
1,064	Booking Holdings, Inc.(a)	2,059,574
733,315	HyreCar, Inc.(a)(c)(d)	456,269
428,924	Lyft, Inc.(a)(c)	5,944,887
182,901	Meta Platforms, Inc., Class A(a)(d)	29,099,549
44,184	Pinterest, Inc., Class A(a)	860,704
402,047	Travelzoo(a)(d)	2,046,419
1,003,046	TrueCar, Inc.(a)	2,577,828
1,112,026	Trustpilot Group PLC(a)	1,035,961
681,832	Uber Technologies, Inc.(a)(d)	15,988,961
34,506	Wix.com Ltd.(a)	2,047,241
		67,800,304
	LEISURE FACILITIES & SERVICES - 2.2%
200,554	Bowlero Corporation(a)(c)	2,294,338
67,395	Cedar Fair, L.P.(a)	2,843,395

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 115.7% (Continued)
	LEISURE FACILITIES & SERVICES - 2.2% (Continued)
210,022	Jack in the Box, Inc.(c)(d)	$ 14,520,921
78,582	Manchester United PLC, Class A(c)	875,403
134,517	Red Robin Gourmet Burgers, Inc.(a)	1,175,679
		21,709,736
	LEISURE PRODUCTS - 0.3%
41,630	Johnson Outdoors, Inc., Class A	2,802,115

	MACHINERY - 1.6%
108,894	CIRCOR International, Inc.	1,895,845
40,305	Hurco Companies, Inc.	1,020,926
91,510	Oshkosh Corporation	7,879,011
16,606	Regal Rexnord Corporation	2,230,186
32,476	Stanley Black & Decker, Inc.(c)	3,160,889
		16,186,857
	MEDICAL EQUIPMENT & DEVICES - 3.9%
467,518	Bausch + Lomb Corporation(a)	6,727,584
700,392	DermTech, Inc.(a)(c)(d)	5,743,214
51,413	Fonar Corporation(a)	745,489
55,676	Illumina, Inc.(a)(d)	12,063,875
341,575	Inogen, Inc.(a)(d)	9,502,616
119,229	Orthofix Medical, Inc.(a)(c)	3,058,224
		37,841,002
	METALS & MINING - 5.4%
13,378,947	Argonaut Gold, Inc.(a)(d)	4,962,827
4,237,790	B2Gold Corporation	14,826,242
285,607	Bushveld Minerals Ltd.(a)	19,129
165,388	Compass Minerals International, Inc. (c)	6,157,395
617,553	Ferroglobe PLC(a)(d)	3,797,951
1,150,194	Gold Standard Ventures Corporation(a)(c)	396,357
5,183,499	Kinross Gold Corporation(d)	17,675,732
2,631,026	OceanaGold Corporation(a)	4,787,345
		52,622,978
	OIL & GAS PRODUCERS - 9.7%
33,246	Chord Energy Corporation	4,263,467

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 115.7% (Continued)
	OIL & GAS PRODUCERS - 9.7% (Continued)
420,999	Civitas Resources, Inc. (c)(d)	$ 24,822,100
2,531,247	Crescent Point Energy Corporation(c)(d)	20,047,476
89,678	Laredo Petroleum, Inc.(a)(c)	7,951,748
232,541	Ovintiv, Inc.(d)	11,880,520
286,317	PHX Minerals, Inc.	939,120
260,122	SandRidge Energy, Inc.(a)(c)	4,872,085
757,016	World Fuel Services Corporation(d)	20,984,484
		95,761,000
	RETAIL - CONSUMER STAPLES - 0.1%
719,213	Naked Wines PLC(a)	1,305,001

	RETAIL - DISCRETIONARY - 2.4%
205,051	Children's Place, Inc. (The)(a)(c)(d)	8,886,911
24,756	Cricut, Inc.(a)(c)	166,855
1,408,544	Dufry A.G. - ADR(a)	5,225,698
4,005,095	Marks & Spencer Group PLC(a)	6,898,945
38,661	Sixt S.E.	2,712,983
		23,891,392
	SEMICONDUCTORS - 2.7%
120,689	Intel Corporation	4,382,218
179,358	IPG Photonics Corporation(a)(d)	19,115,976
142,849	Vishay Intertechnology, Inc.(c)	2,951,260
		26,449,454
	SOFTWARE - 11.0%
1,224,823	ACV Auctions, Inc.(a)(d)	9,051,442
496,701	Cognyte Software Ltd.(a)	2,240,122
1,349,478	Dropbox, Inc., Class A(a)(c)(d)	30,687,131
882,669	HireRight Holdings Corporation(a)(d)	13,116,462
1,309,375	Immersion Corporation(a)(d)	7,397,969
2,530,408	ironSource Ltd.(a)(d)	9,868,591
302,444	ON24, Inc.(a)	2,906,487
16,960	Salesforce, Inc.(a)	3,120,979
23,697	Teradata Corporation(a)	907,358
960,823	Viant Technology, Inc.(a)	4,775,290

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS — 115.7% (Continued)
	SOFTWARE - 11.0% (Continued)
61,327	VMware, Inc., Class A(d)	$ 7,126,197
66,764	Workday, Inc., Class A(a)	10,355,096
400,602	Xperi Holding Corporation(d)	6,714,090
28,014	Ziff Davis, Inc.(a)(c)	2,294,066
		110,561,280
	SPECIALTY REITS - 0.7%
609,225	CoreCivic, Inc.(a)	6,561,353

	TECHNOLOGY HARDWARE - 7.2%
1,149,267	Casa Systems, Inc.(a)	5,079,760
1,155,325	Celestica, Inc.(a)(d)	12,177,125
301,440	Cisco Systems, Inc.(d)	13,676,332
1,313,639	Flex Ltd.(a)(d)	22,069,134
78,293	Kornit Digital Ltd.(a)	2,130,353
83,461	PlayAGS, Inc.(a)(c)	395,605
289,897	Sanmina Corporation(a)(d)	13,349,757
61,674	Sonos, Inc.(a)(c)	1,363,612
		70,241,678
	TECHNOLOGY SERVICES - 2.6%
30,710	Cass Information Systems, Inc.	1,119,687
97,347	Fiserv, Inc.(a)(d)	10,287,631
329,770	Nuvei Corporation(a)(c)	11,502,378
14,222	WEX, Inc.(a)	2,363,839
		25,273,535
	TELECOMMUNICATIONS - 4.7%
7,355,534	Airtel Africa PLC	14,224,324
1,689,528	AT&T, Inc.(d)	31,729,336
		45,953,660
	TRANSPORTATION & LOGISTICS - 0.1%
181,365	Radiant Logistics, Inc.(a)(d)	1,314,896

	TRANSPORTATION EQUIPMENT - 0.5%
435,885	NFI Group, Inc.(c)	4,694,073

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares					Fair Value

	TOTAL COMMON STOCKS (Cost $1,157,392,890)				$ 1,134,438,697

		Expiration Date	Exercise Price
	WARRANT — 0.0%(e)
	LEISURE FACILITIES & SERVICES - 0.0% (e)
188,501	Sonder Holdings, Inc.	02/01/2028	$ 11.50		40,339

	TOTAL WARRANT (Cost $271,671)				40,339

	SHORT-TERM INVESTMENTS — 18.8%
	COLLATERAL FOR SECURITIES LOANED - 10.7%
105,130,333	Mount Vernon Liquid Assets Portfolio, LLC, 2.30% (Cost $105,130,333)(f),(g)				105,130,333

	MONEY MARKET FUNDS - 8.1%
79,295,543	First American Government Obligations Fund Class X, 1.70% (Cost $79,295,543)(g)				79,295,543

	TOTAL SHORT-TERM INVESTMENTS (Cost $184,425,876)				184,425,876

Contracts(h)
	EQUITY OPTIONS PURCHASED - 0.1%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.1%
2,742	AT&T, Inc.	01/19/2024	$ 32.00	$ 5,149,476	$ 135,729
2,356	Lyft, Inc.	09/16/2022	17.50	3,265,416	139,004
5,174	Lyft, Inc.	09/16/2022	20.00	7,171,164	150,046
6,273	Lyft, Inc.	09/16/2022	22.50	8,694,378	122,324
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,383,097)				547,103

	PUT OPTIONS PURCHASED - 0.0%(e)
1,092	SPDR S&P 500 ETF Trust	08/03/2022	$ 335.00	$ 44,989,308	$ 1,092
880	SPDR S&P 500 ETF Trust	08/03/2022	340.00	36,255,120	880
703	SPDR S&P 500 ETF Trust	08/03/2022	345.00	28,962,897	1,406
559	SPDR S&P 500 ETF Trust	08/03/2022	350.00	23,030,241	559
446	SPDR S&P 500 ETF Trust	08/03/2022	355.00	18,374,754	446
359	SPDR S&P 500 ETF Trust	08/03/2022	360.00	14,790,441	359
288	SPDR S&P 500 ETF Trust	08/03/2022	365.00	11,865,312	288

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Contracts(h)
	EQUITY OPTIONS PURCHASED - 0.1% (Continued)	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(e) (Continued)
237	SPDR S&P 500 ETF Trust	08/03/2022	$ 370.00	$ 9,764,163	$ 474
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,863,484)				5,504

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $3,246,581)				552,607

	TOTAL INVESTMENTS - 134.6% (Cost $1,345,337,018)				$ 1,319,457,519
	LIABILITIES IN EXCESS OF OTHER ASSETS - (34.6)%				(339,583,639)
	NET ASSETS - 100.0%				$ 979,873,880

	COMMON STOCKS SOLD SHORT — (81.9)%
	AEROSPACE & DEFENSE - (1.3)%
(796,529)	Joby Aviation, Inc.	(4,412,771)
(13,052)	TransDigm Group, Inc.	(8,122,781)
		(12,535,552)
	ASSET MANAGEMENT - (2.6)%
(76,453)	Apollo Global Management, Inc.	(4,365,466)
(855,249)	Blue Owl Capital, Inc.	(9,758,391)
(72,347)	Hamilton Lane, Inc., Class A	(5,467,263)
(329,173)	P10, Inc.	(3,894,117)
(73,401)	TPG, Inc.	(2,093,397)
		(25,578,634)
	AUTOMOTIVE - (2.2)%
(643,517)	Aurora Innovation, Inc.	(1,634,533)
(69,252)	Lucid Group, Inc.	(1,263,849)
(167,512)	QuantumScape Corporation	(1,812,480)
(202,736)	Rivian Automotive, Inc.	(6,953,845)
(10,332)	Tesla, Inc.	(9,210,461)
		(20,875,168)
	BANKING - (0.3)%
(56,020)	First Financial Bankshares, Inc.	(2,474,964)

INVENOMIC FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) July 31, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (81.9)% (Continued)
	BEVERAGES - (2.8)%
(172,879)	Brown-Forman Corporation, Class B	$ (12,831,078)
(14,887)	Celsius Holdings, Inc.	(1,324,348)
(208,467)	Duckhorn Portfolio, Inc. (The)	(3,823,285)
(174,781)	National Beverage Corporation	(9,469,635)
		(27,448,346)
	BIOTECH & PHARMA - (3.3)%
(205,926)	Amphastar Pharmaceuticals, Inc.	(7,699,573)
(74,918)	Intellia Therapeutics, Inc.	(4,851,690)
(97,139)	Maravai LifeSciences Holdings, Inc.	(2,534,357)
(27,823)	Moderna, Inc.	(4,565,476)
(102,790)	Novavax, Inc.	(5,603,083)
(859,638)	Oxford Nanopore Technologies PLC	(3,334,202)
(65,449)	Twist Bioscience Corporation	(2,862,739)
		(31,451,120)
	COMMERCIAL SUPPORT SERVICES - (3.9)%
(135,671)	Casella Waste Systems, Inc.	(10,982,567)
(69,208)	CorVel Corporation	(11,411,707)
(320,790)	Rollins, Inc.	(12,372,871)
(303,896)	Sovos Brands, Inc.	(4,303,167)
		(39,070,312)
	CONSTRUCTION MATERIALS - (0.5)%
(43,901)	Advanced Drainage Systems, Inc.	(5,206,659)

	CONSUMER SERVICES - (0.3)%
(159,948)	European Wax Center, Inc.	(3,346,112)

	E-COMMERCE DISCRETIONARY - (0.4)%
(89,180)	Chewy, Inc.	(3,461,076)

	ELECTRIC UTILITIES - (1.1)%
(115,095)	Brookfield Renewable Corporation	(4,502,516)
(69,966)	NextEra Energy, Inc.	(5,911,428)
		(10,413,944)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (81.9)% (Continued)
	ELECTRICAL EQUIPMENT - (2.0)%
(152,518)	ChargePoint Holdings, Inc.	$ (2,304,547)
(35,098)	Mesa Laboratories, Inc.	(7,484,648)
(61,628)	Novanta, Inc.	(9,503,038)
		(19,292,233)
	ENGINEERING & CONSTRUCTION - (1.7)%
(109,439)	Exponent, Inc.	(10,997,525)
(139,509)	Montrose Environmental Group, Inc.	(5,597,101)
		(16,594,626)
	FOOD - (1.7)%
(104,671)	Flowers Foods, Inc.	(2,973,703)
(181,242)	Krispy Kreme, Inc.	(2,588,136)
(78,798)	McCormick & Company, Inc.	(6,883,005)
(59,413)	Salmar ASA	(4,238,069)
		(16,682,913)
	HEALTH CARE FACILITIES & SERVICES - (4.7)%
(49,725)	Catalent, Inc.	(5,623,898)
(9,388)	Chemed Corporation	(4,516,473)
(912,299)	Ginkgo Bioworks Holdings, Inc.	(2,609,175)
(73,486)	HealthEquity, Inc.	(4,274,681)
(60,929)	Medpace Holdings, Inc.	(10,329,293)
(181,047)	Option Care Health, Inc.	(6,083,179)
(112,996)	Owens & Minor, Inc.	(4,001,188)
(191,351)	Surgery Partners, Inc.	(7,535,402)
		(44,973,289)
	HEALTH CARE REIT - (0.3)%
(169,478)	Medical Properties Trust, Inc.	(2,921,801)

	HOME & OFFICE PRODUCTS - (0.4)%
(128,340)	Tempur Sealy International, Inc.	(3,526,783)

	HOME CONSTRUCTION - (0.3)%
(111,701)	Green Brick Partners, Inc.	(2,993,587)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (81.9)% (Continued)
	HOUSEHOLD PRODUCTS - (1.1)%
(53,846)	Church & Dwight Company, Inc.	$ (4,736,833)
(183,269)	elf Beauty, Inc.	(6,145,009)
		(10,881,842)
	INDUSTRIAL INTERMEDIATE PROD - (0.2)%
(15,893)	Omega Flex, Inc.	(1,827,536)

	INDUSTRIAL SUPPORT SERVICES - (1.2)%
(41,813)	SiteOne Landscape Supply, Inc.	(5,825,805)
(19,957)	Watsco, Inc.	(5,467,220)
		(11,293,025)
	INSTITUTIONAL FINANCIAL SERVICES - (0.5)%
(57,390)	Houlihan Lokey, Inc.	(4,852,898)

	INSURANCE - (1.3)%
(88,493)	Goosehead Insurance, Inc., Class A	(4,974,192)
(39,989)	RLI Corporation	(4,397,990)
(58,260)	Trupanion, Inc.	(3,672,128)
		(13,044,310)
	INTERNET MEDIA & SERVICES - (1.0)%
(133,683)	Hemnet Group A.B.	(2,021,277)
(43,273)	VeriSign, Inc.	(8,185,521)
		(10,206,798)
	LEISURE FACILITIES & SERVICES - (4.4)%
(471,062)	AMC Entertainment Holdings, Inc., Class A	(6,858,663)
(51,126)	Churchill Downs, Inc.	(10,726,235)
(24,182)	Dutch Bros, Inc.	(906,583)
(153,484)	MGM Resorts International	(5,023,531)
(142,090)	Planet Fitness, Inc., Class A	(11,198,113)
(166,230)	Shake Shack, Inc., Class A	(8,554,196)
		(43,267,321)
	LEISURE PRODUCTS - (4.1)%
(119,531)	Clarus Corporation	(2,464,729)
(713,571)	Dometic Group A.B.	(4,811,563)
(107,557)	LCI Industries	(14,529,876)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT— (81.9)% (Continued)
	LEISURE PRODUCTS - (4.1)% (Continued)
(101,363)	Malibu Boats, Inc., Class A	$ (6,330,119)
(80,247)	Mattel, Inc.	(1,861,730)
(145,298)	Sturm Ruger & Company, Inc.	(9,608,557)
		(39,606,574)
	MACHINERY - (2.8)%
(150,949)	Energy Recovery, Inc.	(3,355,596)
(179,347)	Evoqua Water Technologies Corporation	(6,834,914)
(19,620)	Kadant, Inc.	(3,999,537)
(32,643)	MSA Safety, Inc.	(4,189,403)
(562,149)	Titan International, Inc.	(9,421,618)
		(27,801,068)
	MEDICAL EQUIPMENT & DEVICES - (2.8)%
(17,565)	Bio-Rad Laboratories, Inc., Class A	(9,893,662)
(68,702)	iRhythm Technologies, Inc.	(10,623,390)
(13,219)	Lantheus Holdings, Inc.	(1,014,162)
(125,342)	Silk Road Medical, Inc.	(5,704,314)
		(27,235,528)
	METALS & MINING - (0.2)%
(13,361)	Alpha Metallurgical Resources, Inc.	(1,827,250)

	OIL & GAS PRODUCERS - (1.6)%
(59,139)	Denbury, Inc.	(4,252,685)
(22,762)	Hess Corporation	(2,560,042)
(30,641)	Murphy USA, Inc.	(8,713,075)
		(15,525,802)
	REAL ESTATE SERVICES - (0.3)%
(26,799)	Colliers International Group, Inc.	(3,349,071)

	RENEWABLE ENERGY - (1.7)%
(92,476)	Enviva, Inc.	(6,439,104)
(60,374)	Green Plains, Inc.	(2,174,671)
(399,347)	Plug Power, Inc.	(8,522,065)
		(17,135,840)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (81.9)% (Continued)
	RETAIL - CONSUMER STAPLES - (2.7)%
(114,862)	Dollar Tree, Inc.	$ (18,993,581)
(98,393)	Weis Markets, Inc.	(7,569,374)
		(26,562,955)
	RETAIL - DISCRETIONARY - (3.0)%
(128,953)	GameStop Corporation, Class A	(4,385,692)
(40,687)	MarineMax, Inc.	(1,661,657)
(533,431)	Mister Car Wash, Inc.	(6,187,800)
(51,530)	Tractor Supply Company	(9,866,963)
(18,849)	Ulta Beauty, Inc.	(7,330,565)
		(29,432,677)
	SEMICONDUCTORS - (3.4)%
(190,821)	Impinj, Inc.	(16,223,601)
(141,070)	MaxLinear, Inc.	(5,700,639)
(22,574)	NVIDIA Corporation	(4,100,116)
(83,291)	Wolfspeed, Inc.	(6,938,140)
		(32,962,496)
	SOFTWARE - (9.7)%
(40,880)	Appfolio, Inc., Class A	(4,161,993)
(27,144)	Atlassian Corp PLC, Class A	(5,681,782)
(210,164)	Calix, Inc.	(11,987,755)
(77,098)	Coupa Software, Inc.	(5,043,751)
(346,288)	Definitive Healthcare Corporation	(8,996,562)
(89,483)	DigitalOcean Holdings, Inc.	(3,667,013)
(215,380)	Doximity, Inc.	(9,114,882)
(41,859)	Duolingo, Inc.	(3,840,563)
(162,576)	Fortinet, Inc.	(9,697,658)
(104,921)	nCino, Inc.	(3,387,899)
(6,075)	Paycom Software, Inc.	(2,007,727)
(145,205)	Paycor HCM, Inc.	(3,875,521)
(5,077)	Paylocity Holding Corporation	(1,045,507)
(45,938)	Procore Technologies, Inc.	(2,374,995)
(209,798)	R1 RCM, Inc.	(5,244,950)
(113,444)	Simulations Plus, Inc.	(7,277,433)
(98,275)	Sprout Social, Inc., Class A	(5,120,127)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (81.9)% (Continued)
	SOFTWARE - (9.7)% (Continued)
(58,142)	ZoomInfo Technologies, Inc.	$ (2,203,000)
(17,880)	Zscaler, Inc.	(2,772,473)
		(97,501,591)
	SPECIALTY FINANCE - (1.2)%
(19,695)	Credit Acceptance Corporation	(11,342,547)

	SPECIALTY REIT - (1.5)%
(89,475)	Gladstone Land Corporation	(2,425,667)
(255,349)	Iron Mountain, Inc.	(12,381,873)
		(14,807,540)
	TECHNOLOGY HARDWARE - (1.8)%
(72,656)	Apple, Inc.	(11,807,327)
(146,751)	Enovix Corporation	(1,954,723)
(100,223)	PAR Technology Corporation	(4,171,281)
		(17,933,331)
	TECHNOLOGY SERVICES - (3.1)%
(10,294)	Automatic Data Processing, Inc.	(2,482,089)
(29,139)	Block, Inc., Class A	(2,216,312)
(46,254)	Gartner, Inc.	(12,279,513)
(44,880)	Jack Henry & Associates, Inc.	(9,324,718)
(226,215)	Toast, Inc., Class A	(3,614,916)
		(29,917,548)
	TELECOMMUNICATIONS - (0.2)%
(165,637)	Cyxtera Technologies, Inc.	(2,019,115)
(14,568)	Shenandoah Telecommunications Company	(324,866)
		(2,343,981)
	TRANSPORTATION & LOGISTICS - (1.7)%
(130,950)	Air Transport Services Group, Inc.	(4,103,973)
(465,571)	American Airlines Group, Inc.	(6,382,978)
(57,003)	Cargojet, Inc.	(6,606,548)
		(17,093,499)
	WHOLESALE - CONSUMER STAPLES - (0.6)%
(146,588)	Grocery Outlet Holding Corporation	(6,262,239)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value

	TOTAL COMMON STOCK SOLD SHORT (Proceeds – $820,916,618)	$ (802,862,386)

EXCHANGE-TRADED FUNDS SOLD SHORT — (1.8)%
EQUITY - (1.8)%
(126,035)	iShares MSCI Saudi Arabia ETF	(5,554,362)
(275,736)	ProShares UltraPro S&P 500	(12,366,760)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds - $15,084,507)	(17,921,122)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $836,001,125)	$ (820,783,508)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of July 31, 2022 was $96,327,248.
(d)	All or a portion of the security is held as collateral for short sales.
(e)	Percentage rounds to less than 0.1%.
(f)	Security was purchased with cash received as collateral for securities on loan at July 31, 2022. Total collateral had a value of $105,130,333 at July 31, 2022.
(g)	Rate disclosed is the seven day effective yield as of July 31, 2022.
(h)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.